Loans Receivable, Net - Schedule of Aging of Loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aging of Loans [Line Items]
Total loans	¥ 393,474	¥ 589,309
90 days or more past due [Member]
Schedule of Aging of Loans [Line Items]
Total loans	387,474	589,309
Total past due [Member]
Schedule of Aging of Loans [Line Items]
Total loans	387,474	¥ 589,309
1 - 89 days past due [Member]
Schedule of Aging of Loans [Line Items]
Total loans
Current [Member]
Schedule of Aging of Loans [Line Items]
Total loans	¥ 6,000